Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000237872 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	27.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	27.60%
Percent of Net Long Exposure	(27.60%)
C000237872 | Asset Report 4 ColumnFutures
Holdings [Line Items]
Percent of Total Investments	98.50%
Percent of Total Long Exposure	98.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	98.50%
C000237872 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	58.00%
Percent of Total Long Exposure	35.90%
Percent of Total Short Exposure	22.00%
Percent of Net Long Exposure	13.90%
C000237872 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	77.90%
Percent of Total Long Exposure	77.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	77.90%
C000237871 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	27.60%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	27.60%
Percent of Net Long Exposure	(27.60%)
C000237871 | Asset Report 4 ColumnFutures
Holdings [Line Items]
Percent of Total Investments	98.50%
Percent of Total Long Exposure	98.50%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	98.50%
C000237871 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	58.00%
Percent of Total Long Exposure	35.90%
Percent of Total Short Exposure	22.00%
Percent of Net Long Exposure	13.90%
C000237871 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	77.90%
Percent of Total Long Exposure	77.90%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	77.90%
C000237874 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	53.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	53.30%
Percent of Net Long Exposure	(53.30%)
C000237874 | Asset Report 4 ColumnFutures
Holdings [Line Items]
Percent of Total Investments	100.40%
Percent of Total Long Exposure	100.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.40%
C000237874 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	15.40%
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	4.90%
Percent of Net Long Exposure	5.60%
C000237874 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	81.00%
Percent of Total Long Exposure	81.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	81.00%
C000237873 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	53.30%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	53.30%
Percent of Net Long Exposure	(53.30%)
C000237873 | Asset Report 4 ColumnFutures
Holdings [Line Items]
Percent of Total Investments	100.40%
Percent of Total Long Exposure	100.40%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	100.40%
C000237873 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	15.40%
Percent of Total Long Exposure	10.50%
Percent of Total Short Exposure	4.90%
Percent of Net Long Exposure	5.60%
C000237873 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	81.00%
Percent of Total Long Exposure	81.00%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	81.00%
C000237876 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	63.80%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	63.80%
Percent of Net Long Exposure	(63.80%)
C000237876 | Asset Report 4 ColumnFutures
Holdings [Line Items]
Percent of Total Investments	105.60%
Percent of Total Long Exposure	105.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	105.60%
C000237876 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	23.10%
Percent of Total Long Exposure	14.60%
Percent of Total Short Exposure	8.50%
Percent of Net Long Exposure	6.10%
C000237876 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	76.70%
Percent of Total Long Exposure	76.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	76.70%
C000237875 | Asset Report 4 ColumnCall Options
Holdings [Line Items]
Percent of Total Investments	63.80%
Percent of Total Long Exposure	0.00%
Percent of Total Short Exposure	63.80%
Percent of Net Long Exposure	(63.80%)
C000237875 | Asset Report 4 ColumnFutures
Holdings [Line Items]
Percent of Total Investments	105.60%
Percent of Total Long Exposure	105.60%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	105.60%
C000237875 | Asset Report 4 ColumnPut Options
Holdings [Line Items]
Percent of Total Investments	23.10%
Percent of Total Long Exposure	14.60%
Percent of Total Short Exposure	8.50%
Percent of Net Long Exposure	6.10%
C000237875 | Asset Report 4 ColumnCash and Short-term Investments
Holdings [Line Items]
Percent of Total Investments	76.70%
Percent of Total Long Exposure	76.70%
Percent of Total Short Exposure	0.00%
Percent of Net Long Exposure	76.70%